FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME (EXPENSES)
Schedule of financial income (expenses)

	2022	2021	2020
Financial Income
Interest income	571,784	312,978	177,236
Interest receivable (customers, taxes and other)	154,263	111,585	98,232
Gain on derivative transactions (Note 32)	390,146	149,089	181,162
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	1,040,811	734,336	780,663
Other financial income	59,194	2,545	114,237
Total	2,216,198	1,310,533	1,351,530

Financial Expenses
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company (Note 21) (2)	(1,850,286)	(924,215)	(648,816)
Loss on derivative transactions (Note 32)	(495,668)	(161,779)	(179,128)
Interest payable (financial institutions, trade accounts payable, taxes and other)	(345,424)	(194,223)	(129,030)
Foreign exchange variations on loans and financing (Note 21)	(108,310)	—	—
Expenses with monetary variations of provisions for contingencies (Note 20)	(893,963)	(887,446)	(555,542)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)	(86,276)	(76,276)	(250,281)
IOF, Pis, Cofins and other financial expenses	(202,591)	(193,174)	(162,162)
Total	(3,982,518)	(2,437,113)	(1,924,959)
Financial income (expenses), net	(1,766,320)	(1,126,580)	(573,429)
(1)	For the years ended December 31, 2022, 2021 and 2020, includes tax credits, in the amounts of R$816,038, R$609,096 and R$512,659, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized PIS tax credits and COFINS (note 9).
(2)	Includes the consolidated amounts of R$1,292,376, R$828,710 and R$526,127 in the years ended December 31, 2022, 2021 and 2020, respectively, related to leases charges (Note 21.e).